SIMPLE AGREEMENTS FOR FUTURE EQUITY (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 09, 2021	Oct. 31, 2020	Jul. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Jul. 06, 2022	Mar. 31, 2021	Dec. 15, 2020
Interest expense				$ 239,760	$ 5,228,058	$ 1,733,738	$ 8,024,709	$ 9,735,604	$ 14,914,065	$ 6,094,682
Proceeds from issuance of SAFE							$ 0	$ 340,000	$ 340,000	$ 785,000
Shares issued price per share									$ 1.90	$ 1.20	$ 2.24		$ 1.155
Boustead Securities LLC [Member]
Interest expense									$ 90,000	$ 54,108
Warrant's issued									43,254
Warrant exercisable									$ 2.40
Warrant issued value									$ 70,980
Shares issued price per share									$ 2.40
Simple Agreement for Future Equity ("SAFE")
Warrant's issued									394,332
Warrant exercisable									$ 2.40
Warrant issued value									$ 240,000
Proceeds from issuance of SAFE	$ 1,125,000	$ 55,000	$ 785,000		340,000
Shares issued	480,600	68,750	981,250									68,750
Conversion into common stock converted amount	$ 961,200
Shares issued price per share	$ 2	$ 0.80	$ 0.80						$ 1.641			$ 0.80
Beneficial conversion feature	$ 72,090
Broker fees		$ 4,125	$ 47,100		$ 23,660
Repayment of cash									$ 253,800